Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,377	$ 1,263	$ 1,017
Total realized/unrealized gains (losses) included in Net income	(20)	(19)	(9)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	13	10	(23)
Purchases and issuances	774	245	391
Sales and settlements	(263)	(126)	(122)
Transfer into Level 3	219	109	89
Transfer out of Level 3	(301)	(105)	(80)
Financial assets, Ending Balance	1,799	1,377	1,263
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,267	1,180	970
Total realized/unrealized gains (losses) included in Net income	(6)	(13)	(6)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	6	(13)	(17)
Purchases and issuances	749	217	340
Sales and settlements	(253)	(111)	(122)
Transfer into Level 3	219	100	89
Transfer out of Level 3	(288)	(93)	(74)
Financial assets, Ending Balance	1,694	1,267	1,180
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	15	15
Total realized/unrealized gains (losses) included in Net income	0	(7)	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0
Purchases and issuances	0	0	0
Sales and settlements	0	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Financial assets, Ending Balance	8	8	15
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	75	32	24
Total realized/unrealized gains (losses) included in Net income	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	(3)	0
Purchases and issuances	0	47	9
Sales and settlements	(2)	(1)	(1)
Transfer into Level 3	0	0	0
Transfer out of Level 3	(2)	0	0
Financial assets, Ending Balance	72	75	32
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	148	184	235
Total realized/unrealized gains (losses) included in Net income	(3)	(3)	(2)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	(2)	(2)
Purchases and issuances	1	6	0
Sales and settlements	(26)	(26)	(32)
Transfer into Level 3	32	29	48
Transfer out of Level 3	(54)	(40)	(63)
Financial assets, Ending Balance	99	148	184
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	25	36	37
Total realized/unrealized gains (losses) included in Net income	2	(1)	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	(1)
Purchases and issuances	13	0	0
Sales and settlements	(10)	(6)	(2)
Transfer into Level 3	4	0	4
Transfer out of Level 3	0	(4)	(1)
Financial assets, Ending Balance	34	25	36
Asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	359	333	175
Total realized/unrealized gains (losses) included in Net income	0	(1)	1
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	1	(5)
Purchases and issuances	295	30	184
Sales and settlements	(95)	(20)	(40)
Transfer into Level 3	154	49	28
Transfer out of Level 3	(174)	(33)	(10)
Financial assets, Ending Balance	540	359	333
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	652	580	484
Total realized/unrealized gains (losses) included in Net income	(5)	(1)	(4)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	3	(9)	(9)
Purchases and issuances	440	134	147
Sales and settlements	(120)	(58)	(47)
Transfer into Level 3	29	22	9
Transfer out of Level 3	(58)	(16)	0
Financial assets, Ending Balance	941	652	580
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	110	83	47
Total realized/unrealized gains (losses) included in Net income	(14)	(6)	(3)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	7	23	(6)
Purchases and issuances	25	28	51
Sales and settlements	(10)	(15)	0
Transfer into Level 3	0	9	0
Transfer out of Level 3	(13)	(12)	(6)
Financial assets, Ending Balance	$ 105	$ 110	$ 83